Financial Instruments - Summary of Fair Value Measurements of Financial Assets and Liabilities Measured at Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 186	$ 157	$ 326
Accounts receivable arising from sales of metal concentrates	110	77
Derivative assets designated as cash flow hedges	2
Derivative assets not designated as cash flow hedges	1	7
Recurring Fair Value Measurement [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	186	157
Investments in securities	178	114
Recurring Fair Value Measurement [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable arising from sales of metal concentrates	110	77
Derivative assets designated as cash flow hedges	2
Derivative assets not designated as cash flow hedges	1	7
Derivative liabilities designated as cash flow hedges		$ (22)
Derivative liabilities not designated as cash flow hedges	$ (2)